Note 12: Change of Control: Schedule of Ownership and Percentage of Control (Details) (Common Stock)	3 Months Ended
	Aug. 31, 2013
DonaldLynchMember
Common Stock, Shares, Issued	80,000,000	[1]
Percentage of Class	15.67%	[1]
Peter Matousek
Common Stock, Shares, Issued	320,000,000	[1]
Percentage of Class	62.69%	[1]
All Officers and Directors as a Group
Common Stock, Shares, Issued	400,000,000	[1]
Percentage of Class	78.37%	[1]

[1]	post forward split